Derivative Warrants	12 Months Ended
Dec. 31, 2023
Derivative Warrant Liabilities [Abstract]
Derivative Warrants
22.
Derivative warrants

	December 31, 2023	December 31, 2022
Balance, beginning of year	11,002	21,700
Change in fair value recognized in profit or loss	(6,602)	(10,783)
Acquisition	—	85
Balance, end of year	4,400	11,002

The carrying amount is an estimate of the fair value of the derivative warrants and is presented as a current liability. The derivative warrants are classified as a liability due to the Company’s share price being denominated in U.S. dollars, which creates variability as to the value in Canadian dollars when they are exercised. The derivative warrants are recorded as a current liability, however, the Company has no cash obligation nor is there any cash loss with respect to the derivative warrants, rather it will deliver common shares if and when warrants are exercised.

The 118,067 remaining December 2018 performance warrants that were acquired in the Alcanna Transaction expired on December 18, 2023.

The following table summarizes outstanding derivative warrants as at December 31, 2023:

	Exercise price (US$)	Number of warrants	Weighted average contractual life
2020 Series A Warrants (1)	1.77	50,000	1.6
Unsecured Convertible Notes Warrants (1)	1.77	50,000	0.0
New Warrants (2)	2.29	9,833,333	0.6
		9,933,333	0.6
(1)
The conversion or exercise price, as applicable, is subject to full ratchet antidilution protection upon any subsequent transaction at a price lower than the price then in effect and standard adjustments in the event of any share split, share dividend, share combination, recapitalization or other similar transaction. If the Company issues, sells or enters into any agreement to issue or sell, any variable rate securities, the investors have the additional right to substitute the variable price (or formula) of such securities for the conversion or exercise price, as applicable.
(2)
The exercise price of the New Warrants was adjusted from US$15.00 to US$2.29 based on the July 26, 2022 Share Consolidation (as defined below) representing a share combination event (note 26(a)).